Schedule Of Effect On Consolidated Statement Of Comprehensive Income (Details) $ in Thousands	12 Months Ended
Jun. 30, 2025 USD ($)
Previously stated [member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ (8,233)
Subtotal of affected income and expense line items	(8,233)
Total comprehensive loss attributable to owners	(14,826)
Restatement [member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	(11,099)
Subtotal of affected income and expense line items	(11,099)
Total comprehensive loss attributable to owners	(17,692)
Net Adjustment [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,866
Subtotal of affected income and expense line items	2,866
Total comprehensive loss attributable to owners	$ 2,866